Gains or losses on financial assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets at fair value through profit or loss	€ 268,125	€ 244,298	€ 192,604
Liabilities designated at fair value through profit or loss at initial recognition recognised in other comprehensive income	(1,281)	€ (1,851)	€ 866
Deposits
Measurement of financial assets and liabilities and recognition of fair value changes
Repurchase agreements, value	75,562
Loans and advances - credit institutions and customers
Measurement of financial assets and liabilities and recognition of fair value changes
Reverse repurchase agreements	71,129
Mortgage backed assets	1,597
Spanish and foreign government securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets at fair value through profit or loss	€ 80,908